Income Taxes (Details 2) (USD $) In Millions, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Net operating loss carryforwards
Valuation allowance on deferred tax assets		$ 0	$ 0
Uncertain tax positions
Liabilities for uncertain tax positions	0	0	0
Federal
Net operating loss carryforwards
Regular income tax operating loss carryforwards		$ 45.5	$ 46.8